Supplemental Cash Flows Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures
SUPPLEMENTAL CASH FLOW INFORMATION
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in millions):

	Six Months Ended June 30,
	2013	2012
Increase (decrease) in current assets:
Receivables, net	$(69)	$7
Inventories	3	14
Prepaid expenses and other	(6)	—
Increase (decrease) in current liabilities:
Accounts payable	1	(1)
Accounts payable to Valero	342	—
Accrued expenses	4	(5)
Taxes other than income taxes	(67)	7
Income taxes payable	9	—
Changes in current assets and current liabilities	$217	$22

The above changes in current assets and current liabilities differ from changes between amounts reflected in the applicable balance sheets for the respective periods for the following reasons:

•	amounts accrued for capital expenditures are reflected in investing activities when such amounts are paid; and

•
certain differences between balance sheet changes and the changes reflected above result from translating foreign currency denominated amounts at the applicable exchange rates as of each balance sheet date.

We made interest payments of $1 million for the six months ended June 30, 2013. We issued the$550 million notes to Valero in connection with the separation and distribution and Valero transferred the notes to a third-party lender to satisfy certain of Valero’s then-outstanding debt obligations. As a result, we did not receive cash proceeds related to the $550 million notes.
We issued 75,397,241 shares of our common stock to Valero and Valero’s stockholders in connection with the separation and distribution. As a result, we did not receive cash proceeds from the issuance of our common stock.
There were no significant interest payments, noncash investing or financing activities for the six months ended June 30, 2012.
As consolidated subsidiaries of Valero, our financial results were included in the U.S. and Canada consolidated tax returns of Valero. As such, with the exception of certain states, we did not make cash tax payments directly to taxing jurisdictions; rather, our share of Valero’s tax payments were reflected as changes in “Net parent investment.” Direct cash payments for certain state income taxes were less than $1 million during the six months ended June 30, 2013 and 2012.

SUPPLEMENTAL CASH FLOW INFORMATION
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Decrease (increase) in current assets:
Receivables, net	$41	$(30)	$(11)
Inventories	(5)	(5)	(3)
Prepaid expenses and other	2	(4)	—
Increase (decrease) in current liabilities:
Accounts payable	4	(2)	7
Accrued expenses	(3)	(4)	(1)
Taxes other than income taxes	3	5	20
Changes in current assets and current liabilities	$42	$(40)	$12

The above changes in current assets and current liabilities differ from changes between amounts reflected in the applicable balance sheets for the respective periods for the following reasons:

•	the amounts shown above exclude changes in cash, deferred income taxes and current portion of capital lease obligations;

•	amounts accrued for capital expenditures are reflected in investing activities when such amounts are paid; and

•
certain differences between balance sheet changes and the changes reflected above result from translating foreign currency denominated amounts at the applicable exchange rates as of each balance sheet date.

There were no significant noncash investing and financing activities for the years ended December 31, 2012, 2011 and 2010.
Cash flows related to interest and income taxes were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Interest paid	$1	$1	$1
Income taxes paid, net	106	91	91

Our financial results are included in the U.S. and Canada consolidated tax returns of Valero prior to the separation and distribution. As such, with the exception of certain states, we did not make cash tax payments directly to taxing jurisdictions; rather, our share of Valero’s tax payments are reflected as changes in “Net parent investment.” Direct cash payments for certain state income taxes were approximately $1 million for the year ended December 31, 2012 and less than $1 million in each of the years ended December 31, 2011 and 2010. As a result, the amounts reflected as “income taxes paid, net” represent the current portion of income tax expense for the respective year.